Guarantor and Non-Guarantor Supplemental Financial Information - Condensed Consolidating Statements of Operations and Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
Revenues	$ 757,907	$ 653,721	$ 563,677
Costs and expenses	829,009	762,396	657,546
Loss from operations	(71,102)	(108,675)	(93,869)
Other expense (income), net	204,788	170,081	144,277
Loss before income taxes	(275,890)	(278,756)	(238,146)
Income tax expense (benefit)	67	351	514
Net loss	(275,957)	(279,107)	(238,660)
Other comprehensive (loss) income, net of tax effects:
Net loss	(275,957)	(279,107)	(238,660)
Foreign currency translation adjustment	2,482	(13,293)	(11,333)
Unrealized gain on marketable securities	1,011	0	0
Comprehensive loss	(272,464)	(292,400)	(249,993)
Eliminations
Condensed Income Statements, Captions [Line Items]
Revenues	(2,704)	(2,808)	(3,122)
Costs and expenses	(2,704)	(2,808)	(3,122)
(Loss) income from subsidiaries	345,594	397,992	332,510
Loss before income taxes	345,594	397,992	332,510
Net loss	345,594	397,992	332,510
Other comprehensive (loss) income, net of tax effects:
Net loss	345,594	397,992	332,510
Foreign currency translation adjustment	(2,482)	13,292	11,333
Unrealized gain on marketable securities	(1,011)
Comprehensive loss	342,101	411,284	343,843
Parent | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
(Loss) income from subsidiaries	(275,957)	(279,107)	(238,660)
Loss before income taxes	(275,957)	(279,107)	(238,660)
Net loss	(275,957)	(279,107)	(238,660)
Other comprehensive (loss) income, net of tax effects:
Net loss	(275,957)	(279,107)	(238,660)
Comprehensive loss	(275,957)	(279,107)	(238,660)
APX Group, Inc. | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
(Loss) income from subsidiaries	(69,637)	(118,885)	(93,850)
Other expense (income), net	206,320	160,222	145,917
Loss before income taxes	(275,957)	(279,107)	(239,767)
Income tax expense (benefit)		0	(1,107)
Net loss	(275,957)	(279,107)	(238,660)
Other comprehensive (loss) income, net of tax effects:
Net loss	(275,957)	(279,107)	(238,660)
Foreign currency translation adjustment	2,482	(13,293)	(11,333)
Unrealized gain on marketable securities	1,011
Comprehensive loss	(272,464)	(292,400)	(249,993)
Guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues	715,072	622,507	530,888
Costs and expenses	787,138	730,322	623,124
Loss from operations	(72,066)	(107,815)	(92,236)
Other expense (income), net	(1,207)	9,763	(1,676)
Loss before income taxes	(70,859)	(117,578)	(90,560)
Income tax expense (benefit)	545	392	779
Net loss	(71,404)	(117,970)	(91,339)
Other comprehensive (loss) income, net of tax effects:
Net loss	(71,404)	(117,970)	(91,339)
Foreign currency translation adjustment	0	2	(6,895)
Unrealized gain on marketable securities	1,011
Comprehensive loss	(70,393)	(117,968)	(98,234)
Non-Guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues	45,539	34,022	35,911
Costs and expenses	44,575	34,882	37,544
Loss from operations	964	(860)	(1,633)
Other expense (income), net	(325)	96	36
Loss before income taxes	1,289	(956)	(1,669)
Income tax expense (benefit)	(478)	(41)	842
Net loss	1,767	(915)	(2,511)
Other comprehensive (loss) income, net of tax effects:
Net loss	1,767	(915)	(2,511)
Foreign currency translation adjustment	2,482	(13,294)	(4,438)
Unrealized gain on marketable securities	0
Comprehensive loss	$ 4,249	$ (14,209)	$ (6,949)